Subsequent event	12 Months Ended
Dec. 31, 2022
Subsequent event
Subsequent event

25.Subsequent event

The Group evaluated subsequent events through March 29, 2023, the date on which the consolidated financial statements were issued, the Group did not identify any subsequent events that require recognition and disclosure in the consolidated financial statements.